Broadview Opportunity Fund
SUMMARY SECTION
Investment Objective: The Broadview Opportunity Fund (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Broadview Opportunity Fund Broadview Opportunity Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Broadview Opportunity Fund Broadview Opportunity Fund Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.25%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. The Total Annual Fund Operating Expenses in the table above do not correlate to the Fund's ratio of operating expenses to average net assets for the year ended September 30, 2017 found within the "Financial Highlights" section of the Fund's Prospectus, which does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Broadview Opportunity Fund | Broadview Opportunity Fund Shares | USD ($)	127	396	686	1,510

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2017, the portfolio turnover rate of the Fund was 53% of the average value of its portfolio.

Principal Investment Strategies: The Fund may invest in stocks of companies of all sizes, but primarily invests in smaller capitalization United States companies that have substantial capital appreciation potential. The Fund considers smaller capitalization companies to be those companies that have a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index. The market capitalizations within the Russell 2000® Index vary, but as of December 31, 2017, they ranged from approximately $3.9 million to $9.3 billion. The Fund's investment adviser, Broadview Advisors, LLC (the "Adviser"), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. The Adviser conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the Fund's portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by the Adviser. Companies meeting all five pillars may be added to the Fund's portfolio. The five pillars of the analysis are:

●	Strong Business Traits;

●	Defendable Market Niche;

●	Attractive Growth Potential;

●	Capable Management; and

●	Discount to Private Market Value.

In reviewing companies, the Adviser applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's portfolio managers, at times deemed appropriate to the then current market conditions, may find it necessary to trade more aggressively than normal, which may result in a portfolio turnover rate above the Fund's historical average portfolio turnover rate.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

●	The security has achieved its value potential;

●	Such sale is necessary for portfolio diversification;

●	Changing fundamentals signal a deteriorating value potential; or

●	Other securities have a better value potential.

Principal Risks: Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

●	Management Risk: The strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investment vehicles having similar investment strategies.

●	Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

●	Smaller Capitalization Companies Risk: Smaller capitalization companies (generally companies with market capitalizations less than $5 billion) typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. There is a risk that the securities of smaller capitalization companies may have limited liquidity and greater price volatility than securities of larger capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in smaller capitalization company stocks falls out of favor with investors and these stocks may underperform.

●	Growth Stock Risk: Growth stocks experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other stocks. Growth stocks may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

Performance: The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2000® Index (the Fund's primary benchmark) and the Russell 2500TM Index (the Fund's secondary benchmark). A fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at http://www.bvafunds.com.

Calendar Year Returns as of December 31

(1)	The Fund is the successor to the FMI Focus Fund, a series of FMI Funds, Inc. (the "Predecessor Fund"), as a result of the reorganization of the Predecessor Fund into the Fund on November 29, 2013 (the "Reorganization"). Accordingly, the performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the Predecessor Fund. Prior to November 29, 2013, the Adviser served as sub-adviser to the Predecessor Fund and another investment adviser served as the investment adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially similar investment strategies as the Fund.

During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.77% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Broadview Opportunity Fund		1 Year	5 Years	10 Years
Broadview Opportunity Fund Shares		8.90%	11.85%	9.24%
Broadview Opportunity Fund Shares | After Taxes on Distributions		6.26%	9.40%	7.55%
Broadview Opportunity Fund Shares | After Taxes on Distributions and Sales		7.23%	9.07%	7.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]	14.65%	14.12%	8.71%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)		16.81%	14.33%	9.22%
[1]	The Adviser believes that the Russell 2000 Index(R) is the most appropriate benchmark for the Fund. As a result, the Russell 2000(R) Index has replaced the Russell 2500TM Index as the primary benchmark for the Fund, and the Russell 2500TM Index is now reflected as the secondary benchmark for the Fund.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which comprises the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe and includes the smallest 2,500 companies in the Russell 3000® Index. A direct investment in an index is not possible.